EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Postretirement Medical Plan [Member]
Net periodic benefit cost
Service cost	$ 12	$ 29	$ 24
Interest cost	85	126	118
Amortization of prior service costs	(12)	(973)	(1,737)
Amortization of net (gain) or loss	(333)	(115)	(227)
Total net periodic benefit cost	(248)	(933)	(1,822)
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period
Net (gain) or loss for the period	(316)	(1,333)	558
Amortization of prior service costs	12	973	1,737
Amortization of net gain or (loss)	333	115	227
Total recognized in other comprehensive income (expense)	29	(245)	2,522
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$ (219)	$ (1,178)	$ 700
Weighted average assumptions used:
Discount rate	4.80%	4.30%	5.20%
Expected return on plan assets, USA employees
Rate of compensation increases
Assumed health care cost trend rates:
Measurement date	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Postretirement Medical Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	6.75%	7.00%	7.75%
Ultimate rate	4.50%	4.50%	5.00%
Year the ultimate rate is reached	2025	2025	2022
Postretirement Medical Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	10.00%	20.00%	25.00%
Ultimate rate	5.00%	5.00%	5.00%
Year the ultimate rate is reached	2022	2022	2022
Pension Plan [Member]
Net periodic benefit cost
Interest cost	$ 841	$ 798	$ 796
Expected return on the plan's assets	(1,154)	(1,130)	(1,257)
Amortization of prior service costs	3	3	3
Amortization of net (gain) or loss	34	31
Total net periodic benefit cost	(276)	(298)	(458)
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period
Net (gain) or loss for the period	736	6	3,117
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain or (loss)	(34)	(31)
Total recognized in other comprehensive income (expense)	699	(28)	3,114
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$ 423	$ (326)	$ 2,656
Weighted average assumptions used:
Discount rate	4.60%	4.20%	5.10%
Expected return on plan assets, USA employees	6.20%	6.20%	7.50%
Rate of compensation increases